Leases - Leasing in the consolidated statements of cash flows (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Cash outflow for leases	€ 901,938	€ 965,486	€ 1,013,913
Future cash outflows from leases that have not yet begun	52,309	109,012	133,367
Potential future cash outflows resulting from purchase options, not reflected in the measurement of the lease liabilities	0	0	16,548
Potential future cash outflows resulting from extension options, not reflected in the measurement of the lease liabilities	7,513,645	7,213,730	7,547,505
Potential future cash outflows resulting from termination options, not reflected in the measurement of the lease liabilities	€ 4	€ 2,956	€ 3,338